Business combinations - NetFortris Corporation (Details) - Netfortris - USD ($) $ in Thousands	Mar. 28, 2022	Mar. 31, 2021
Business combinations
Cash consideration	$ 50,418	$ 43,868
Number of shares issued	1,494,536
Consideration issued as shares	$ 16,801
Number of Common Shares Issued, Gross	1,494,536
Number of Shares Representing a Holdback for Indemnification Purposes	327,241
Estimated Further Payment Paid as an Earn Out	$ 6,543
Maximum payment as an earn out	12,000
Estimated transaction costs	2,939
Net working capital adjustment	(8,942)	(8,942)
Cash held in escrow for working capital		350
Cash Held in Escrow for Indemnification		2,800
Additional consideration for earn out		6,543
Deferred income tax asset		11,091
Cash held in escrow for telecom taxes		3,400
Common shares issued on closing		13,122
Common shares reserved in escrow for indemnification		3,679
Aggregate purchase price	$ 64,820	64,820
Purchase price allocation
Cash		1,706
Trade receivables		1,822
Inventories		416
Property and equipment		4,172
Right-of-use assets		3,277
Other current assets		796
Other non-current assets		370
Accounts payable and accrued liabilities		(9,442)
Sales tax payable		(5,506)
Contract liabilities		(1,666)
Lease obligations on right-of-use assets		(3,277)
Other non-current liabilities		(235)
Intangible assets		29,000
Goodwill		$ 32,296